Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 01, 2020	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000004202
Account Value [Line Items]
Line Graph and Table Measure Name			Schwartz Value Focused Fund
Account Value		$ 30,799	$ 10,000	$ 22,205	$ 21,946	$ 18,115	$ 13,813	$ 12,376	$ 10,429	$ 11,353	$ 9,984	$ 8,452
C000004203
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria Value Fund
Account Value		21,611	$ 10,000	17,784	17,179	16,490	13,176	12,412	10,298	11,286	9,586	8,232
C000004204
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria Growth Fund
Account Value		30,678	$ 10,000	26,697	20,490	26,014	22,130	18,696	13,637	13,888	10,904	9,730
C000004205
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria Rising Dividend Fund
Account Value		25,212	$ 10,000	22,035	19,467	20,550	16,394	15,400	12,071	12,680	10,854	9,411
C000088418
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria World Equity Fund
Account Value		$ 18,961	$ 10,000	18,120	14,501	17,160	14,175	14,197	11,121	12,203	10,352	9,522
C000219050
Account Value [Line Items]
Line Graph and Table Measure Name		Ave Maria Focused Fund
Account Value	$ 10,000	$ 16,053		14,395	10,376	15,958	12,471
C000004207
Account Value [Line Items]
Line Graph and Table Measure Name			Ave Maria Bond Fund
Account Value		14,195	$ 10,000	13,428	12,770	13,144	12,592	11,925	11,011	10,966	10,528	10,070
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Account Value		24,183	$ 10,000	20,583	16,843	20,633	17,406	14,972	11,826	13,056	10,531	9,763
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	22,344		17,873	14,152	17,282	13,428
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,323	$ 10,000	26,883	21,427	26,060	20,289	17,206	13,144	13,830	11,417	10,101
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		25,196	$ 10,000	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
S&P 500 Dividend Aristocrats TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Dividend Aristocrats Index
Account Value		25,505	$ 10,000	23,818	21,965	23,418	18,587	17,103	13,365	13,740	11,287	10,093
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		25,950	$ 10,000	23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	19,368		16,706	14,219	17,546	14,756
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		$ 11,847	$ 10,000	$ 11,502	$ 10,929	$ 11,910	$ 12,084	$ 11,353	$ 10,630	$ 10,538	$ 10,317	$ 10,107